Impairment of Mineral Stream Interests - Schedule of Impairment of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment expense	$ 108,861	$ 0
Cobalt Interests [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment expense	$ 108,861	$ 0